UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0229

Seligman Growth Fund, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue New York, New York	10017
(Address of principal executive offices)	(Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 6/30/07

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

Seligman

Growth Fund, Inc.

Mid-Year Report

June 30, 2007

Seeking Long-Term Capital Appreciation

J. & W. SELIGMAN & CO.

INCORPORATED

ESTABLISHED 1864

100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix® asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

To The Shareholders

We are pleased to present your mid-year report for Seligman Growth Fund, Inc. The report contains the Fund’s investment results, portfolio of investments, and financial statements as of June 30, 2007.

For the six months ended June 30, 2007, Seligman Growth Fund delivered a total return, based on the net asset value of Class A shares (excluding sales charges), of 8.3%. During the same period, the Fund’s benchmark, the Russell 1000 Growth Index, returned 8.1%, and the Fund’s peers, as measured by the Lipper Large-Cap Core Funds Average and the Lipper Large-Cap Growth Funds Average, returned 6.9% and 7.6%, respectively.

Thank you for your continued support of Seligman Growth Fund. We look forward to providing you with the investment experience, insight, and solutions you need to seek your financial goals for many years to come.

By order of the Board of Directors,

William C. Morris Chairman	Brian T. Zino President

August 17, 2007

Manager J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017 General Distributor Seligman Advisors, Inc. 100 Park Avenue New York, NY 10017 General Counsel Sullivan & Cromwell LLP	Shareholder Service Agent Seligman Data Corp. 100 Park Avenue New York, NY 10017 Mail Inquiries To: P.O. Box 9759 Providence, RI 02940-9759

Important Telephone Numbers

(800)  221-2450  Shareholder Services

(800)  445-1777   Retirement Plan Services

(212)  682-7600  Outside the United States

(800)  622-4597  24-Hour Automated Telephone Access Service

Performance Overview

This section of the report is intended to help you understand the performance of Seligman Growth Fund and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. The ten-year return for Class B shares reflects automatic conversion to Class A shares approximately eight years after their date of purchase. Returns for Class C, Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Class I shares have no sales charges, and returns are calculated accordingly.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Fund’s prospectuses or statement of additional information.

Performance Overview

Investment Results

Total Returns

For Periods Ended June 30, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years		Class C Since Inception 5/27/99	Class I Since Inception 11/30/01	Class R Since Inception 4/30/03
Class A
With Sales Charge	3.19%	14.12%	7.81%	2.79%		n/a	n/a	n/a
Without Sales Charge	8.26	19.75	8.88	3.30		n/a	n/a	n/a
Class B
With CDSC†	2.78	14.02	7.71	n/a		n/a	n/a	n/a
Without CDSC	7.78	19.02	8.01	2.67	‡	n/a	n/a	n/a
Class C
With 1% CDSC	6.78	17.65	n/a	n/a		n/a	n/a	n/a
Without CDSC	7.78	18.65	8.01	n/a		(1.15)%	n/a	n/a
Class D
With 1% CDSC	6.78	17.65	n/a	n/a		n/a	n/a	n/a
Without CDSC	7.78	18.65	8.01	2.52		n/a	n/a	n/a
Class I	8.73	20.58	9.39	n/a		n/a	2.20%	n/a
Class R
With 1% CDSC	7.33	18.65	n/a	n/a		n/a	n/a	n/a
Without CDSC	8.33	19.65	n/a	n/a		n/a	n/a	12.08%
Benchmarks**
Lipper Large-Cap Core Funds Average	6.94	19.59	9.33	6.09		3.23	5.91	13.40
Lipper Large-Cap Growth Funds Average	7.58	16.37	7.71	4.88		1.01	3.37	11.10
Russell 1000 Growth Index	8.13	19.04	9.28	4.39		(0.01)	3.81	12.12

Net Asset Value Per Share

	Class A	Class B	Class C	Class D	Class I	Class R
6/30/07	$4.85	$3.88	$3.88	$3.88	$4.98	$4.81
12/31/06	4.48	3.60	3.60	3.60	4.58	4.44
6/30/06	4.05	3.26	3.27	3.27	4.13	4.02

See footnotes on page 4.

Performance Overview

Investment Results

*	Returns for periods of less than one year are not annualized.
**	The Lipper Large-Cap Core Funds Average (Lipper Average) is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($16.8 billion as of June 30, 2007). Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. The Lipper Large-Cap Growth Funds Average (Lipper Average) is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($16.8 billion as of June 30, 2007). Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. Lipper currently classifies the Fund as a large-cap core fund. The Russell 1000 Growth Index (Russell Index) measures the performance of those Russell 1000 companies (the largest companies in the Russell 3000 Index) with higher price-to-book ratios and higher forecasted growth values, as determined by the Frank Russell Company. The Lipper Averages and the Russell Index are unmanaged and assume reinvestment of all distributions and exclude the effect of sales charges and taxes. The Russell Index also excludes the effect of fees. Investors cannot invest directly in an average or an index.
†	The CDSC is 5% if you sell your shares within one year of purchase and 2% for the five-year period.
‡	Ten-year return for Class B shares reflects automatic conversion to Class A shares approximately eight years after their date of purchase.

Portfolio Overview

Diversification of Net Assets

June 30, 2007

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2007	December 31, 2006
Common Stocks:
Aerospace and Defense	3	$17,505,195	$19,039,432	4.4	1.0
Air Freight and Logistics	—	—	—	—	0.7
Auto Components	1	4,386,848	4,477,088	1.0	—
Beverages	—	—	—	—	1.5
Biotechnology	3	17,929,329	17,225,280	4.0	5.3
Capital Markets	3	17,354,622	17,318,730	4.0	5.5
Chemicals	2	11,122,026	14,900,071	3.4	1.9
Communications Equipment	3	24,899,241	30,805,330	7.1	5.7
Computers and Peripherals	2	15,154,780	21,081,524	4.8	5.6
Consumer Finance	—	—	—	—	1.1
Diversified Telecommunication Services	1	8,319,342	9,005,480	2.1	1.6
Electric Utilities	—	—	—	—	0.8
Electrical Equipment	1	6,731,187	8,197,020	1.9	2.2
Energy Equipment and Services	3	24,290,268	28,835,166	6.6	4.5
Food and Staples Retailing	2	11,721,986	13,404,778	3.1	4.3
Food Products	1	6,387,432	6,164,158	1.4	—
Health Care Equipment and Supplies	4	19,720,115	20,757,762	4.8	4.5
Health Care Providers and Services	3	17,112,137	17,336,990	4.0	4.7
Hotels, Restaurants and Leisure	3	27,259,236	24,227,833	5.6	6.7
Independent Power Producers and Energy Traders	1	5,962,608	5,564,084	1.3	—
Industrial Conglomerates	2	9,306,676	10,587,956	2.4	3.8
Internet Software and Services	1	12,157,601	14,549,964	3.3	5.6
IT Services	1	8,681,381	7,531,527	1.7	1.0
Life Sciences Tools and Services	1	2,149,928	2,177,412	0.5	—
Machinery	1	5,859,222	8,886,464	2.0	1.7
Media	2	25,085,503	25,632,450	5.9	5.8
Metals and Mining	1	4,380,818	6,004,450	1.4	0.9
Multiline Retail	—	—	—	—	2.4
Oil, Gas and Consumable Fuels	1	2,476,039	3,264,420	0.7	—
Pharmaceuticals	4	18,066,159	21,203,761	4.9	3.7
Road and Rail	—	—	—	—	1.9
Semiconductors and Semiconductor Equipment	3	20,417,759	21,262,904	4.8	1.0
Software	4	27,961,409	31,116,582	7.1	8.0
Specialty Realty	—	—	—	—	2.5
Tobacco	1	8,079,978	8,290,548	1.9	—
Wireless Telecommunication Services	2	14,264,972	16,110,204	3.7	1.8
	60	394,743,797	434,959,368	99.8	97.7
Short-Term Holding and Other Assets Less Liabilities	1	799,873	799,886	0.2	2.3
Net Assets	61	$395,543,670	$435,759,254	100.0	100.0

Portfolio Overview

Largest Industries

June 30, 2007

Largest Portfolio Holdings†

June 30, 2007

Security	Value	Percent of Net Assets
Comcast (Class A)	$20,057,106	4.6
Transocean	17,476,102	4.0
Google (Class A)	14,549,964	3.3
Las Vegas Sands	14,521,739	3.3
Hewlett-Packard	14,064,224	3.2
Microsoft	13,391,168	3.1
Research In Motion	13,159,342	3.0
Cisco Systems	11,953,220	2.7
NII Holdings (Class B)	11,812,262	2.7
Qwest Communications	9,005,480	2.1

There can be no assurance that the securities presented have remained or will remain in the Fund’s portfolio. Information regarding the Fund’s portfolio holdings should not be construed as a recommendation to buy or sell any security or as an indication that any security is suitable for a particular investor.

† Excludes short-term holdings.

Largest Portfolio Changes

During the Six Months Ended June 30, 2007

Largest Purchases	Largest Sales
Altria Group*	General Electric**
Qwest Communications*	CVS/Caremark
Intel*	Burlington Northern Santa Fe**
Boeing*	Symantec**
McDermott International*	Amgen**
Broadcom (Class A)*	Hilton Hotels**
Smithfield Foods*	News Corp. (Class B)**
Texas Instruments*	International Game Technology**
AES*	WellPoint
Gemstar-TV Guide International*	Microsoft

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

Understanding and Comparing Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2007 and held for the entire six-month period ended June 30, 2007.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
	Beginning Account Value 1/1/07	Annualized Expense Ratio*	Ending Account Value 6/30/07	Expenses Paid During Period ** 1/1/07 to 6/30/07	Ending Account Value 6/30/07	Expenses Paid During Period ** 1/1/07 to 6/30/07
Class A	$1,000.00	1.36%	$1,082.60	$7.02	$1,018.05	$6.80
Class B	1,000.00	2.12	1,077.80	10.92	1,014.28	10.59
Class C	1,000.00	2.12	1,077.80	10.92	1,014.28	10.59
Class D	1,000.00	2.12	1,077.80	10.92	1,014.28	10.59
Class I	1,000.00	0.87	1,087.30	4.50	1,020.48	4.36
Class R	1,000.00	1.62	1,083.30	8.37	1,016.76	8.10

*	Expenses of Class B, Class C, Class D, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Fund’s prospectuses for a description of each share class and its fees, expenses and sales charges.
**	Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2007 to June 30, 2007, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

Portfolio of Investments (unaudited)

June 30, 2007

	Shares	Value
Common Stocks 99.8%

Aerospace and Defense 4.4%
Boeing	77,600	$7,462,016
Precision Castparts	27,600	3,349,536
United Technologies	116,000	8,227,880
		19,039,432

Auto Components 1.0%
Goodyear Tire & Rubber*	128,800	4,477,088

Biotechnology 4.0%
Cephalon*	53,600	4,308,904
Genentech*	97,600	7,384,416
Genzyme*	85,900	5,531,960
		17,225,280

Capital Markets 4.0%
Goldman Sachs Group	25,600	5,548,800
Merrill Lynch	50,700	4,237,506
Morgan Stanley	89,800	7,532,424
		17,318,730

Chemicals 3.4%
Monsanto	106,900	7,220,026
Potash Corp. of Saskatchewan	98,500	7,680,045
		14,900,071

Communications Equipment 7.1%
Cisco Systems*	429,200	11,953,220
QUALCOMM	131,200	5,692,768
Research In Motion*	65,800	13,159,342
		30,805,330

Computers and Peripherals 4.8%
Apple*	57,500	7,017,300
Hewlett-Packard	315,200	14,064,224
		21,081,524

Diversified Telecommunication Services 2.1%
Qwest Communications*	928,400	9,005,480

Electrical Equipment 1.9%
ABB (ADR)	362,700	8,197,020

Energy Equipment and Services 6.6%
Halliburton	207,400	7,155,300
Transocean*	164,900	17,476,102
Weatherford International*	76,100	4,203,764
		28,835,166

See footnotes on page 10.

Portfolio of Investments (unaudited)

June 30, 2007

	Shares	Value

Food and Staples Retailing 3.1%
Costco Wholesale	94,400	$5,524,288
CVS/Caremark	216,200	7,880,490
		13,404,778

Food Products 1.4%
Smithfield Foods*	200,200	6,164,158

Health Care Equipment and Supplies 4.8%
Baxter International	96,700	5,448,078
Boston Scientific*	203,000	3,114,020
Gen-Probe*	94,300	5,697,606
Medtronic	125,300	6,498,058
		20,757,762

Health Care Providers and Services 4.0%
Quest Diagnostics	90,000	4,648,500
UnitedHealth Group	104,500	5,344,130
WellPoint*	92,000	7,344,360
		17,336,990

Hotels, Restaurants and Leisure 5.6%
Las Vegas Sands*	190,100	14,521,739
Starbucks*	173,700	4,557,888
Wynn Resorts*	57,400	5,148,206
		24,227,833

Independent Power Producers and Energy Traders 1.3%
AES*	254,300	5,564,084

Industrial Conglomerates 2.4%
McDermott International*	88,700	7,372,744
Textron	29,200	3,215,212
		10,587,956

Internet Software and Services 3.3%
Google (Class A)*	27,800	14,549,964

IT Services 1.7%
Cognizant Technology Solutions (Class A)*	100,300	7,531,527

Life Sciences Tools and Services 0.5%
Thermo Fisher Scientific*	42,100	2,177,412

Machinery 2.0%
Deere	73,600	8,886,464

Media 5.9%
Comcast (Class A)*	717,350	20,057,106
Gemstar-TV Guide International*	1,133,200	5,575,344
		25,632,450

See footnotes on page 10.

Portfolio of Investments (unaudited)

June 30, 2007

	Shares or Principal Amount		Value

Metals and Mining 1.4%
Freeport-McMoRan Copper & Gold (Class B)	72,500	shs.	$6,004,450

Oil, Gas and Consumable Fuels 0.7%
Canadian Natural Resources	49,200		3,264,420

Pharmaceuticals 4.9%
Bristol-Meyers Squibb	183,200		5,781,792
Schering-Plough	216,400		6,587,216
Shire (ADR)	63,100		4,677,603
Wyeth	72,500		4,157,150
			21,203,761

Semiconductors and Semiconductor Equipment 4.8%
Broadcom (Class A)*	197,800		5,785,650
Intel	339,400		8,064,144
Texas Instruments	197,000		7,413,110
			21,262,904

Software 7.1%
Adobe Systems*	205,200		8,238,780
Electronic Arts*	87,100		4,121,572
Microsoft	454,400		13,391,168
Oracle*	272,200		5,365,062
			31,116,582

Tobacco 1.9%
Altria Group	118,200		8,290,548

Wireless Telecommunication Services 3.7%
America Movil Series L (ADR)	69,400		4,297,942
NII Holdings (Class B)*	146,300		11,812,262
			16,110,204

Total Common Stocks (Cost $394,743,797)			434,959,368

Repurchase Agreement 0.1%
State Street Bank 4.65%, dated 6/29/2007 maturing 7/2/2007 in the amount of $406,157 collateralized by $425,000 Federal Home Loan Bank 4.375%, 9/17/2010, with a fair market value of $419,577 (Cost $406,000)	$406,000		406,000

Total Investments (Cost $395,149,797) 99.9%			435,365,368

Other Assets Less Liabilities 0.1%			393,886

Net Assets 100.0%			$435,759,254

* Non-income producing security.

ADR — American Depositary Receipts.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2007

Assets:
Investments, at value:
Common stocks (cost $394,743,797)	$434,959,368
Short-term holding (cost $406,000)	406,000
Total Investments (cost $395,149,797)	435,365,368
Cash (includes restricted cash of $103,027)	103,782
Receivable for securities sold	13,831,187
Receivable for Capital Stock sold	398,242
Receivable for dividends and interest	161,943
Investment in, and expenses prepaid to, shareholder service agent	84,460
Other	27,837
Total Assets	449,972,819

Liabilities:
Payable for securities purchased	12,630,899
Payable for Capital Stock repurchased	1,133,980
Management fee payable	251,756
Distribution and service (12b-1) fees payable	111,609
Accrued expenses and other	85,321
Total Liabilities	14,213,565
Net Assets	$435,759,254

Composition of Net Assets:
Capital Stock, at par ($1 par value; 500,000,000 authorized; 92,074,706 shares outstanding):
Class A	$77,756,819
Class B	3,087,339
Class C	3,485,186
Class D	4,905,041
Class I	2,793,976
Class R	46,345
Additional paid-in capital	658,082,154
Accumulated net investment loss	(1,488,524)
Accumulated net realized loss	(353,124,666)
Net unrealized appreciation of investments and foreign currency transactions	40,215,584
Net Assets	$435,759,254

Net Asset Value Per Share:
Class A ($377,078,371 ÷ 77,756,819 shares)	$4.85
Class B ($11,979,688 ÷ 3,087,339 shares)	$3.88
Class C ($13,523,481 ÷ 3,485,186 shares)	$3.88
Class D ($19,052,706 ÷ 4,905,041 shares)	$3.88
Class I ($13,902,288 ÷ 2,793,976 shares)	$4.98
Class R ($222,720 ÷ 46,345 shares)	$4.81

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2007

Investment Income:
Dividends (net of foreign taxes withheld of $10,457)	$1,457,557
Interest	126,833
Total Investment Income	1,584,390

Expenses:
Management fee	1,501,422
Shareholder account services	682,519
Distribution and service (12b-1) fees	676,968
Custody and related services	64,887
Registration	54,669
Auditing and legal fees	32,644
Shareholder reports and communications	25,142
Directors’ fees and expenses	8,632
Interest expense	3,552
Miscellaneous	22,563
Total Expenses	3,072,998
Net Investment Loss	(1,488,608)

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions	29,337,753
Net change in unrealized appreciation of investments and foreign currency transactions	6,504,919

Net Gain on Investments and Foreign Currency Transactions	35,842,672
Increase in Net Assets from Operations	$34,354,064

See	Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Operations:
Net investment loss	$(1,488,524)	$(476,675)
Net realized gain on investments and foreign currency transactions	29,337,683	38,241,862
Net change in unrealized appreciation of investments and foreign currency transactions	6,504,906	20,459
Increase in Net Assets From Operations	34,354,064	37,785,646

Capital Share Transactions:
Net proceeds from sales of shares	7,339,681	10,929,479
Exchanged from associated funds	3,592,951	7,903,908
Total	10,932,632	18,833,387
Cost of shares repurchased	(35,234,447)	(73,933,514)
Exchanged into associated funds	(5,846,853)	(9,609,050)
Total	(41,081,300)	(83,542,564)
Decrease in Net Assets from Capital Share Transactions	(30,148,668)	(64,709,177)
Increase (Decrease) in Net Assets	4,205,396	(26,923,531)

Net Assets:
Beginning of period	431,553,858	458,477,389
End of Period (net of accumulated net investment loss of $1,488,524 and $0, respectively)	$435,759,254	$431,553,858

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization and Multiple Classes of Shares — Seligman Growth Fund, Inc. (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company. The Fund offers the following six classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Eligible employee benefit plans that have at least $500,000 invested in the Seligman Group of mutual funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of a plan termination, will be subject to a CDSC of 1% on redemptions of shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C and Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Prior to June 4, 2007, Class C shares were sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase; and shares purchased through certain financial intermediaries were bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase.

Class I shares are offered to certain institutional clients and other investors, as described in the Fund’s Class I shares prospectus. Class I shares are sold without any sales charges and are not subject to distribution or service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not

Notes to Financial Statements (unaudited)

readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

b.	Foreign Currency Transactions — The books and records of the Fund are maintained in US dollars. The market value of investment securities, other assets and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service. Purchases and sales of investment securities, income, and expenses are translated into US dollars at the rate of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolio. Such fluctuations are included with the net realized and unrealized gain or loss on investments and foreign currency transactions.

c.	Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

On January 1, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 requires the Fund to recognize in its financial statements the impact of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. The Fund has determined that FIN 48 did not have a material impact on the Fund’s financial statements for the six months ended June 30, 2007.

d.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividend. Interest income is recorded on an accrual basis.

e.	Repurchase Agreements — The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

f.	Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2007, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

g.	Distributions to Shareholders — Dividends and other distributions to shareholders are recorded on ex-dividend dates.

h.	Restricted Cash — Restricted cash represents deposits that are being held by banks as collateral for letters of credit issued in connection with the Fund’s insurance policies.

3.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides for the necessary personnel and facilities. Compensation of all officers of

Notes to Financial Statements (unaudited)

the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.70% per annum of the first $1 billion of the Fund’s average daily net assets, 0.65% per annum of the next $1 billion of the Fund’s average daily net assets and 0.60% per annum of the Fund’s average daily net assets in excess of $2 billion. The management fee reflected in the Statement of Operations represents 0.70% per annum of the Fund’s average daily net assets.

For the six months ended June 30, 2007, Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Fund’s shares and an affiliate of the Manager, received commissions and concessions of $5,593 from sales of Class A and (prior to June 4, 2007) Class C shares. Commissions of $9,941 and $625 were paid to dealers from sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2007, fees incurred under the Plan aggregated $446,498, or 0.24% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C, Class D and Class R shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

For the six months ended June 30, 2007, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, and Class D shares, and 0.50% per annum of average daily net assets of Class R shares, amounted to $66,279, $70,571, $93,283 and $337, respectively.

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service fees pursuant to the Plan. For the six months ended June 30, 2007, the Distributor and Seligman Services, Inc. received distribution and service fees of $155,794.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D, and Class R shares. For the six months ended June 30, 2007, such charges amounted to $5,330. The Distributor has sold its rights to third parties to collect any CDSC imposed on redemptions of Class B shares.

For the six months ended June 30, 2007, Seligman Data Corp., which is owned by the Fund and certain associated investment companies, charged the Fund at cost $682,519 for shareholder account services in accordance with a methodology approved by the Fund’s directors. Class I shares receive more limited shareholder services than the Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases

Notes to Financial Statements (unaudited)

entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the related Guaranties expire in September 2008 and January 2019. The obligation of the Fund to pay any amount due under the Guaranties is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of June 30, 2007, the Fund’s potential obligation under the Guaranties is $673,300. As of June 30, 2007, no event has occurred which would result in the Fund becoming liable to make any payment under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

The Fund’s investment in Seligman Data Corp. is recorded at a cost of $43,170.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. At June 30, 2007, the cost of such fees and earnings/loss accrued thereon of $981 is included in directors’ fees and expenses. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

4.	Committed Line of Credit — The Fund is a participant in a joint $375 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited the Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2008, but is renewable annually with the consent of the participating banks.

During the six months ended June 30, 2007, the Fund borrowed from the credit facility. The average outstanding daily balance of loans (based on the number of days the loans were outstanding during the period) was $22,000,000, with a weighted average interest rate of 5.8125%. The maximum borrowing outstanding during the period was $22,000,000. As of June 30, 2007, there were no outstanding balances.

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the six months ended June 30, 2007, amounted to $384,850,395 and $407,225,122, respectively.

6.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the six months ended June 30, 2007, and will vary from the final tax information as of the Fund’s year end.

At June 30, 2007, the cost of investments for federal income tax purposes was $395,545,787. The tax basis cost was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales in the amount of $395,990.

Notes to Financial Statements (unaudited)

At June 30, 2007, the tax basis components of accumulated earnings (losses) were as follows:

Gross unrealized appreciation of portfolio securities	$48,616,190
Gross unrealized depreciation of portfolio securities	(8,796,609)
Net unrealized appreciation of portfolio securities	39,819,581
Capital loss carryforward	(381,132,267)
Current period net realized gain	28,403,591
Total accumulated losses	$(312,909,095)

At December 31, 2006, the Fund had a net capital loss carryforward for federal income tax purposes of $381,132,267. This capital loss is available for offset against future taxable net capital gains, with $146,997,561 expiring in 2009 and $234,134,706 expiring in 2010. The amount was determined after adjustments for certain differences between financial reporting and tax purposes, such as deferral of losses on wash sales. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforward. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

7.	Capital Share Transactions — The Fund has authorized 500,000,000 shares of $1 par value Capital Stock. Transactions in shares of Capital Stock were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	662,366	$ 3,047,171	1,204,850	$ 5,053,127
Exchanged from associated funds	465,206	2,116,288	906,709	3,876,958
Converted from Class B*	261,728	1,204,139	702,741	2,972,455
Total	1,389,300	6,367,598	2,814,300	11,902,540
Cost of shares repurchased	(5,813,613)	(26,960,013)	(13,606,347)	(57,181,859)
Exchanged into associated funds	(698,998)	(3,177,458)	(1,312,669)	(5,501,267)
Total	(6,512,611)	(30,137,471)	(14,919,016)	(62,683,126)
Decrease	(5,123,311)	$(23,769,873)	(12,104,716)	$(50,780,586)
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	68,661	$ 252,695	271,838	$ 915,239
Exchanged from associated funds	231,751	846,276	642,733	2,228,449
Total	300,412	1,098,971	914,571	3,143,688
Cost of shares repurchased	(670,571)	(2,482,730)	(1,555,430)	(5,258,899)
Exchanged into associated funds	(430,594)	(1,561,359)	(767,366)	(2,578,713)
Converted to Class A*	(326,320)	(1,204,139)	(871,390)	(2,972,455)
Total	(1,427,485)	(5,248,228)	(3,194,186)	(10,810,067)
Decrease	(1,127,073)	$ (4,149,257)	(2,279,615)	$ (7,666,379)
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	50,889	$ 188,610	154,417	$ 521,150
Exchanged from associated funds	6,596	24,660	110,393	382,316
Total	57,485	213,270	264,810	903,466
Cost of shares repurchased	(618,220)	(2,295,503)	(1,570,790)	(5,333,208)
Exchanged into associated funds	(109,774)	(404,132)	(167,469)	(568,210)
Total	(727,994)	(2,699,635)	(1,738,259)	(5,901,418)
Decrease	(670,509)	$ (2,486,365)	(1,473,449)	$ (4,997,952)

* Automatic conversion of Class B shares to Class A shares approximately eight years after their initial purchase date.

Notes to Financial Statements (unaudited)

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	701,252	$ 2,593,226	719,432	$ 2,443,988
Exchanged from associated funds	166,923	601,459	417,342	1,415,818
Total	868,175	3,194,685	1,136,774	3,859,806
Cost of shares repurchased	(763,055)	(2,831,843)	(1,514,062)	(5,152,674)
Exchanged into associated funds	(193,212)	(703,904)	(286,390)	(958,763)
Total	(956,267)	(3,535,747)	(1,800,452)	(6,111,437)
Decrease	(88,092)	$ (341,062)	(663,678)	$ (2,251,631)
Class I	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	242,980	$ 1,140,349	462,531	$ 1,975,656
Cost of shares repurchased	(140,702)	(664,314)	(234,437)	(1,000,061)
Increase	102,278	$ 476,035	228,094	$ 975,595
Class R	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	25,453	$ 117,630	4,885	$ 20,319
Exchanged from associated funds	948	4,268	88	367
Total	26,401	121,898	4,973	20,686
Cost of shares repurchased	(10)	(44)	(1,674)	(6,813)
Exchanged into associated funds	—	—	(502)	(2,097)
Total	(10)	(44)	(2,176)	(8,910)
Increase	26,391	$ 121,854	2,797	$ 11,776

8.	Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (the “Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was Seligman Growth Fund).

Beginning in February 2004, the Manager was in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager, the Distributor and Seligman Data Corp. (together, “Seligman”).

Notes to Financial Statements (unaudited)

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas sought various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intended to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading.

On September 26, 2006, the Attorney General commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino (President of the Manager and the Seligman Funds), reiterating, in substance, the foregoing claims and various other related matters. The Attorney General also claims that the fees charged by Seligman are excessive. The Attorney General is seeking damages and restitution, disgorgement, penalties and costs (collectively, “Damages”), including Damages of at least $80 million relating to alleged timing occurring in the Seligman Funds and disgorgement of profits and management fees, and injunctive relief. Seligman and Mr. Zino believe that the claims are without merit and intend to defend themselves vigorously.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any Damages will be paid by Seligman and not by the Seligman Funds. If Seligman is unsuccessful in its defense of these proceedings, it and its affiliates could be barred from providing services to the Seligman Funds, including serving as an investment adviser for the Seligman Funds and principal underwriter for the open-end Seligman Funds. If these results occur, Seligman will seek exemptive relief from the SEC to permit it and its affiliates to continue to provide services to the Seligman Funds. There is no assurance that such exemptive relief will be granted.

Seligman does not believe that the foregoing legal action or other possible actions should have a material adverse impact on Seligman or Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

9.	Recently Issued Accounting Pronouncement — In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value of assets and liabilities and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Fund is currently evaluating the impact of the adoption of SFAS No. 157 but believes the impact will be limited to expanded disclosures in the Fund’s financial statements.

Financial Highlights (unaudited)

The tables below are intended to help you understand each Class’s financial performance for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any sales charges or taxes and are not annualized for periods of less than one year.

CLASS A

	Six Months Ended 6/30/07		Year Ended December 31,
			2006		2005	2004		2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$4.48		$4.10		$3.88	$3.67		$2.80	$4.38
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.01)		—	**	(0.01)	—	**	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	0.38		0.38		0.23	0.21		0.88	(1.56)
Total from Investment Operations	0.37		0.38		0.22	0.21		0.87	(1.58)
Net Asset Value, End of Period	$4.85		$4.48		$4.10	$3.88		$3.67	$2.80

Total Return	8.26%		9.27%		5.67%	5.72%		31.07%	(36.07)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$377,078		$371,061		$389,154	$417,597		$444,920	$381,195
Ratio of expenses to average net assets	1.36%	†	1.39%		1.38%	1.36%		1.40%	1.41%
Ratio of net investment income (loss) to average net assets	(0.62)%	†	(0.03)%		(0.17)%	0.09%		(0.30)%	(0.59)%
Portfolio turnover rate	90.48%		168.65%		132.59%	93.99%		60.25%	82.34%

See footnotes on page 26.

Financial Highlights (unaudited)

CLASS B

	Six Months Ended 6/30/07		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$3.60		$3.32	$3.17	$3.02	$2.32	$3.66
Income (Loss) from Investment Operations:
Net investment loss	(0.03)		(0.03)	(0.03)	(0.02)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments	0.31		0.31	0.18	0.17	0.73	(1.30)
Total from Investment Operations	0.28		0.28	0.15	0.15	0.70	(1.34)
Net Asset Value, End of Period	$3.88		$3.60	$3.32	$3.17	$3.02	$2.32

Total Return	7.78%		8.43%	4.73%	4.97%	30.17%	(36.61)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$11,980		$15,152	$21,533	$29,554	$35,657	$30,642
Ratio of expenses to average net assets	2.12%	†	2.15%	2.14%	2.12%	2.16%	2.17%
Ratio of net investment loss to average net assets	(1.38)%	†	(0.79)%	(0.93)%	(0.67)%	(1.06)%	(1.35)%
Portfolio turnover rate	90.48%		168.65%	132.59%	93.99%	60.25%	82.34%

See footnotes on page 26.

Financial Highlights (unaudited)

CLASS C

	Six Months Ended 6/30/07		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$3.60		$3.32	$3.17	$3.02	$2.32	$3.66
Income (Loss) from Investment Operations:
Net investment loss	(0.03)		(0.03)	(0.03)	(0.02)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments	0.31		0.31	0.18	0.17	0.73	(1.30)
Total from Investment Operations	0.28		0.28	0.15	0.15	0.70	(1.34)
Net Asset Value, End of Period	$3.88		$3.60	$3.32	$3.17	$3.02	$2.32

Total Return	7.78%		8.43%	4.73%	4.97%	30.17%	(36.61)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$13,523		$14,944	$18,668	$23,281	$27,539	$25,184
Ratio of expenses to average net assets	2.12%	†	2.15%	2.14%	2.12%	2.16%	2.17%
Ratio of net investment loss to average net assets	(1.38)%	†	(0.79)%	(0.93)%	(0.67)%	(1.06)%	(1.35)%
Portfolio turnover rate	90.48%		168.65%	132.59%	93.99%	60.25%	82.34%

See footnotes on page 26.

Financial Highlights (unaudited)

CLASS D

	Six Months Ended 6/30/07		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$3.60		$3.32	$3.17	$3.02	$2.32	$3.66
Income (Loss) from Investment Operations:
Net investment loss	(0.03)		(0.03)	(0.03)	(0.02)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments	0.31		0.31	0.18	0.17	0.73	(1.30)
Total from Investment Operations	0.28		0.28	0.15	0.15	0.70	(1.34)
Net Asset Value, End of Period	$3.88		$3.60	$3.32	$3.17	$3.02	$2.32

Total Return	7.78%		8.43%	4.73%	4.97%	30.17%	(36.61)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$19,053		$17,974	$18,775	$20,153	$21,911	$17,647
Ratio of expenses to average net assets	2.12%	†	2.15%	2.14%	2.12%	2.16%	2.17%
Ratio of net investment loss to average net assets	(1.38)%	†	(0.79)%	(0.93)%	(0.67)%	(1.06)%	(1.35)%
Portfolio turnover rate	90.48%		168.65%	132.59%	93.99%	60.25%	82.34%

See footnotes on page 26.

Financial Highlights (unaudited)

CLASS I

	Six Months Ended 6/30/07		Year Ended December 31,
			2006	2005	2004	2003		2002
Per Share Data:
Net Asset Value, Beginning of Period	$4.58		$4.17	$3.93	$3.70	$2.81		$4.38
Income (Loss) from Investment Operations:
Net investment income (loss)	—	**	0.02	0.01	0.02	—	**	—	**
Net realized and unrealized gain (loss) on investments	0.40		0.39	0.23	0.21	0.89		(1.57)
Total from Investment Operations	0.40		0.41	0.24	0.23	0.89		(1.57)
Net Asset Value, End of Period	$4.98		$4.58	$4.17	$3.93	$3.70		$2.81

Total Return	8.73%		9.83%	6.11%	6.22%	31.67%		(35.84)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$13,902		$12,334	$10,278	$9,026	$6,862		$3,986
Ratio of expenses to average net assets	0.87%	†	0.82%	0.88%	0.88%	0.96%		0.98%
Ratio of net investment income (loss) to average net assets	(0.13)%	†	0.54%	0.33%	0.58%	0.14%		(0.16)%
Portfolio turnover rate	90.48%		168.65%	132.59%	93.99%	60.25%		82.34%
Without expense reimbursement:ø
Ratio of expenses to average net assets								1.02%
Ratio of net investment loss to average net assets								(0.20)%

See footnotes on page 26.

Financial Highlights (unaudited)

CLASS R

	Six Months Ended 6/30/07		Year Ended December 31,			4/30/03* to 12/31/03
			2006	2005	2004
Per Share Data:
Net Asset Value, Beginning of Period	$4.44		$4.08	$3.87	$3.67	$2.99
Income (Loss) from Investment Operations:
Net investment loss	(0.02)		(0.01)	(0.02)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	0.39		0.37	0.23	0.21	0.69
Total from Investment Operations	0.37		0.36	0.21	0.20	0.68
Net Asset Value, End of Period	$4.81		$4.44	$4.08	$3.87	$3.67

Total Return	8.33%		8.82%	5.43%	5.45%	22.74%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$223		$89	$70	$54	$2
Ratio of expenses to average net assets	1.62%	†	1.65%	1.64%	1.62%	1.62%	†
Ratio of net investment loss to average net assets	(0.88)%	†	(0.29)%	(0.43)%	(0.17)%	(0.51)%	†
Portfolio turnover rate	90.48%		168.65%	132.59%	93.99%	60.25%	‡

*	Commencement of offering of shares.
**	Less than + or – $0.005.
†	Annualized.
‡	Computed at the Fund level for the year ended December 31, 2003.
ø	The Manager, at its discretion, reimbursed certain expenses of Class I shares.

See Notes to Financial Statements.

Board of Directors

Maureen Fonseca 3

•	Head of School, The Masters School
•	Trustee, Newark Academy, New York State Association of Independent Schools, and Greens Farms Academy
•	Commissioner, Middle States Association

John R. Galvin 1,3

•	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University
•	Chairman Emeritus, American Council on Germany

John F. Maher 1,3

•	Retired President and Chief Executive Officer of Great Western Financial Corporation and its principal subsidiary, Great Western Bank

Frank A. McPherson 2,3

•	Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee Corporation
•

Director, DCP Midstream GP, LLP, Integris Health, Oklahoma Medical Research Foundation, Oklahoma Foundation for Excellence in Education, National Cowboy and Western Heritage Museum, and Oklahoma City Museum of Art

Betsy S. Michel 2,3

•	Attorney
•	Trustee, The Geraldine R. Dodge Foundation

William C. Morris

•	Chairman and Director, J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Services, Inc., and Carbo Ceramics Inc.
•	Director, Seligman Data Corp.
•	President and Chief Executive Officer, The Metropolitan Opera Association

Leroy C. Richie 1,3

•	Counsel, Lewis & Munday, P.C.
•	Director, Vibration Control Technologies, LLC
•	Lead Outside Director, Digital Ally Inc. and Infinity, Inc.
•	Director and Chairman, Highland Park Michigan Economic Development Corp.
•	Chairman, Detroit Public Schools Foundation

Robert L. Shafer 2,3

•	Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations

James N. Whitson 1,3

•	Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.
•	Director, CommScope, Inc.

Brian T. Zino

•	Director and President, J. & W. Seligman & Co. Incorporated
•	Director, Seligman Advisors, Inc. and Seligman Services, Inc.
•	Chairman, Seligman Data Corp.

Member:	1 Audit Committee

2 Director Nominating Committee

3 Board Operations Committee

Executive Officers

William C. Morris

Chairman

Brian T. Zino

President and Chief Executive Officer

Eleanor T.M. Hoagland

Vice President and Chief Compliance Officer

Thomas G. Rose

Vice President

Lawrence P. Vogel

Vice President and Treasurer

Erik J. Voss

Vice President

Frank J. Nasta

Secretary

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

[1]

These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Fund’s prospectuses or statement of additional information.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Growth Fund, Inc., which contains information about the investment objectives, risks, charges and expenses of the Fund, each of which should be considered carefully before investing or sending money.

EQGR3 6/07

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in Item 1 above.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GROWTH FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: August 29, 2007

By:	/S/ LAWRENCE P.VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: August 29, 2007

SELIGMAN GROWTH FUND, INC.

EXHIBIT INDEX

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.